Inventories	12 Months Ended
Dec. 31, 2019
Inventories [abstract]
Disclosure of inventories
28.	Inventories

	December 31, 2019	December 31, 2018
	€	€
Finished goods	9,395	5,935
Less: Provision for decline in value of inventories	—	—

	9,395	5,935

During the year ended December 31, 2019, €700 (2018: €376 and 2017: €492) was recognized as an impairment for inventories and recognized in cost of sales. At each year end, there was an inventory count performed and the inventory on hand was evaluated. €700, €376 and €492 of write-off
were made during the year ended December 31, 2019, 2018 and 2017 respectively.